Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2016
Registrant Name	dei_EntityRegistrantName	FRANKLIN TAX FREE TRUST
Central Index Key	dei_EntityCentralIndexKey	0000757010
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 14, 2016
Document Effective Date	dei_DocumentEffectiveDate	Sep. 15, 2016
Prospectus Date	rr_ProspectusDate	Sep. 15, 2016